LOANS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LOANS RECEIVABLE
Financing Receivable, Gross	$ 49,002	$ 43,346
Secured loans
LOANS RECEIVABLE
Financing Receivable, Gross	$ 21,253	28,957
Secured loans | Minimum
LOANS RECEIVABLE
Debt Instrument, Term	3 months
Interest rate	7.80%
Secured loans | Maximum
LOANS RECEIVABLE
Debt Instrument, Term	36 months
Interest rate	14.40%
Unsecured loans
LOANS RECEIVABLE
Financing Receivable, Gross	$ 27,749	$ 14,389
Unsecured loans | Minimum
LOANS RECEIVABLE
Debt Instrument, Term	15 days
Interest rate	5.00%
Unsecured loans | Maximum
LOANS RECEIVABLE
Debt Instrument, Term	36 months
Interest rate	18.00%